Jan. 24, 2022
Subversive Metaverse ETF
Subversive Metaverse ETF
Investment Objective
The Subversive Metaverse ETF (the “Fund” or the “Metaverse Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$77	$240

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in globally-listed equity securities of companies that provide services and products that support the infrastructure and applications of the Metaverse (“Metaverse Companies”). “Metaverse” is a term used to describe the next generation of the Internet, which has the potential to allow creators to build the next chapter of human interaction through immersive experiences in three-dimensional virtual spaces. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Metaverse Companies. The Fund will invest in securities of globally-listed companies with a market capitalization, at the time of investment, of at least $250 million and less than $1 trillion.

Securities eligible for inclusion in the Fund’s investable universe include publicly listed equity securities of U.S. and foreign (including emerging markets) issuers. The Fund’s investments in foreign securities may include American
Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States.

A committee of Metaverse experts (the “Metaverse Committee”) composed of external subject matter experts will analyze the Metaverse, the adoption by the public of technologies enabling access to the Metaverse and the creation of products to be used in the Metaverse. Metaverse Companies selected for inclusion in the Fund’s portfolio will be engaged in activities that fall into one or more of the following seven layers of the Metaverse identified by the Metaverse Committee, each of which are described further below: experience, discovery, creator economy, spatial computing, decentralization, human interface and infrastructure.

•Layer 1: Experience – The Metaverse is about the incorporation of physical artifacts, space, distance and objects into the digital world. Games are expected to evolve to incorporate more forms of entertainment such as live music performances and esports (electronic sports), will drive online and social engagement. Companies in this layer will focus on the creation of games, social networks, esports, media and shopping.

•Layer 2: Discovery – This layer is about the introduction of potential users to new experiences. Communities and social interaction have the potential to drive users to the Metaverse. Companies in this space will focus on ad networks, social networks and curation (where an expert or review process selects what is included in a directory of software that may be used).

•Layer 3: Creator Economy – Given advances in technology, we are in a creator era where now designers and creators do not necessarily need to know how to code. Companies are building the tools, templates and marketplaces that allow anyone to launch a website, business, and software applications. Companies in this layer will focus on design tools, asset markets, workflow and commerce.

•Layer 4: Spatial Computing – The goal of companies in this layer is to dissolve the layer between the physical world and virtual world. This includes computing accurate maps and details of physical space, and also adding computation into everyday objects (such as home electronics or vehicles). The key technologies that will build the Spatial Computing layer of the Metaverse are: 3D engines, mapping and interpretation, voice and gesture recognition, data integration and next generation user interfaces.

•Layer 5: Decentralization – Blockchain technology will free financial assets from centralized control and custody, for example, through decentralized finance and non-fungible tokens, which all rely on blockchains. A wave of innovation around decentralized markets could drive adoption and application for game assets (for example, characters, objects, sound effects, maps, and environments found within a video game and that are often purchased withing the game itself).

•Layer 6: Human Interface – The vast majority of the workforce relies on some level of technology to provide output, goods and services. Companies in this layer will focus on the hardware and technologies, such as virtual reality and augmented reality headsets, that connect the human body and mind to the Metaverse.

•Layer 7: Infrastructure – The Infrastructure layer includes the technology that enables our devices and connects them to each other and the network. The companies in this layer will focus on 5G, wifi, cloud, and semiconductors.

Once Metaverse Companies are identified across these layers, Subversive Capital Advisor LLC (the “Adviser”), the Fund’s investment adviser, will apply a Subversive Metaverse Ranking (“SMR”) to each company based on the level of focus and commitment to developing the Metaverse. Applying an SMR can be highly subjective; however, the Adviser and the Metaverse Committee will rely on publicly available information where available, including shareholder reports of issuers or the Bloomberg Terminal. Key drivers of applying an SMR may include the percentage of a company’s revenue, workforce, and future capital commitments associated with the Metaverse.

In selecting investments for the Fund, the Adviser will apply a top-down approach, utilizing primarily quantitative factors, but also considering qualitative factors. The Adviser will give greater weightings to companies whose primary business models and growth prospects are dedicated to building the infrastructure and/or the applications of the Metaverse and less weightings to companies with limited exposure and business segments focused on the Metaverse. In addition, the Adviser may also include companies that may not have made any public announcements yet regarding the Metaverse, but has a portfolio of assets and services that would be highly attractive in terms of building one or more of the seven layers of the Metaverse.
The Fund may also engage in short sales of securities that the Adviser expects to underperform the market. In a short sale transaction, the Fund will borrow a security and sell it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner.
Principal Risks
As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.

Metaverse Companies Risk. The Fund invests primarily in the equity securities of Metaverse Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Metaverse Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Metaverse Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

.ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-
day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc., (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
New Adviser Risk. The Adviser is a newly registered investment adviser and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Growth Investing Style Risk. If the Portfolio Manager incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Small- and Mid-Capitalization Companies Risk. The Fund may invest in the securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Foreign Investments Risk. Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards.
Depositary Receipt Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Market Events Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy AP transaction requests, and negatively affect the Fund’s performance.
Short Sales Risk. Selling securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.subversive.com/ETFs or by calling the Fund toll-free at 1-800-617-0004.